Share-based payments - Summary of Weighted Average Exercise Price of Share Options in Share Based Payment Arrangement Exercised During Period at Date of Exercise (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Text Block [Abstract]
Weighted average share price at date of exercise	$ 1,396.4	$ 1,322.6	$ 1,589	$ 1,329.2